Cash and Marketable Securities (Schedule Of Proceeds And Gross Realized Gains Resulting From Sales Of Available-For-Sale Securities And Gross Realized Losses)(Details) (USD $)
In Millions, unless otherwise specified
	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Marketable Securities [Abstract]
Proceeds from sale of securities	$ 43	$ 8	$ 23	$ 23	$ 45
Gross realized gains, pre-tax	5	1	2	2	6
Gross realized gains, net of tax	3	1	1	1	4
Gross realized losses, pre-tax	$ (1)		$ (1)